Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2018
Accounts Payable and Accrued Liabilities, Current [Abstract]
Accounts Payable
	December 31, 2018	December 31, 2017
Suppliers, repairers	$8,561	$1,207
Insurers, agents and brokers	358	—
Payables to charterers	368	—
Other creditors	299	279
Total	$9,586	$1,486